S000095480 [Member] Investment Objectives and Goals - Nuveen International Aggregate Bond ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen International Aggregate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to track the investment results, before fees and expenses, of the Bloomberg Global Aggregate ex-USD (Hedged) Index.